UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Newbury Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the funds' proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Effective October 1, 2003, Fidelity Investments Money Management, Inc. (FIMM) has entered into a master international fixed-income research agreement with Fidelity International Investment Advisors (FIIA), and FIIA, in turn, has entered into a fixed-income sub-research agreement with Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. The funds' management fees are not impacted by these arrangements.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Treasury Fund

Investments October 31, 2003

Showing Percentage of Net Assets

U.S. Treasury Obligations - 28.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 10.9%
11/6/03	1.14%	$ 50,000,000	$ 49,992,153
11/28/03	1.10	150,000,000	149,877,374
4/29/04	1.03	44,000,000	43,775,600
5/6/04	1.04	11,000,000	10,942,721
			254,587,848
U.S. Treasury Bond - principal STRIPS - 2.1%
11/15/03	1.27	30,000,000	29,985,263
11/15/04	1.30	20,000,000	19,729,276
			49,714,539
U.S. Treasury Notes - 14.5%
2/15/04	1.03	35,120,000	35,490,616
2/29/04	1.10	20,000,000	20,122,013
2/29/04	1.25	25,000,000	25,139,803
3/31/04	1.20	25,000,000	25,244,142
5/31/04	1.10	15,000,000	15,183,240
6/30/04	1.05	50,000,000	50,592,021
8/31/04	1.22	25,000,000	25,177,889
8/31/04	1.25	14,250,000	14,348,819
8/31/04	1.28	15,000,000	15,099,805
8/31/04	1.29	20,000,000	20,131,851
8/31/04	1.30	25,000,000	25,162,043
10/31/04	1.15	25,000,000	25,232,324
10/31/04	1.21	25,000,000	25,217,768
10/31/04	1.25	17,285,000	17,426,935
			339,569,269
U.S. Treasury Notes - coupon STRIPS - 0.5%
2/15/04	1.20	12,000,000	11,957,480
TOTAL U.S. TREASURY OBLIGATIONS			655,829,136
Repurchase Agreements - 73.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
10/22/03 due 1/20/04 At 1%	$ 75,187,500	$ 75,000,000
10/29/03 due 11/3/03 At 1.03%	165,023,604	165,000,000
10/31/03 due 11/3/03 At 1.01%	1,482,595,911	1,482,471,000
TOTAL REPURCHASE AGREEMENTS		1,722,471,000
TOTAL INVESTMENT PORTFOLIO - 101.6%		2,378,300,136
NET OTHER ASSETS - (1.6)%		(36,812,076)
NET ASSETS - 100%		$ 2,341,488,060
Total Cost for Income Tax Purposes $ 2,378,300,136
Income Tax Information
The fund hereby designates approximately $12,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 44.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,722,471,000) - See accompanying schedule		$ 2,378,300,136
Cash		769
Receivable for fund shares sold		15,130,224
Interest receivable		1,791,400
Prepaid expenses		13,055
Receivable from investment adviser for expense reductions		18,964
Total assets		2,395,254,548

Liabilities
Payable for investments purchased	$ 10,942,721
Payable for fund shares redeemed	41,091,883
Distributions payable	60,993
Accrued management fee	490,916
Distribution fees payable	891,125
Other payables and accrued expenses	288,850
Total liabilities		53,766,488

Net Assets		$ 2,341,488,060
Net Assets consist of:
Paid in capital		$ 2,341,498,851
Accumulated net realized gain (loss) on investments		(10,791)
Net Assets		$ 2,341,488,060

Calculation of Maximum Offering Price
Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,151,102,293 ÷ 1,151,205,650 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($852,008,383 ÷ 851,836,209 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($228,513,352 ÷ 228,531,360 shares) A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($109,864,032 ÷ 109,873,796 shares) A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 32,781,402

Expenses
Management fee	$ 6,513,341
Transfer agent fees	5,261,491
Distribution fees	11,888,561
Accounting fees and expenses	237,782
Non-interested trustees' compensation	11,235
Custodian fees and expenses	17,739
Registration fees	879,347
Audit	45,134
Legal	10,343
Miscellaneous	3,612
Total expenses before reductions	24,868,585
Expense reductions	(2,544,844)	22,323,741
Net investment income		10,457,661
Net realized gain (loss) on investment securities		40,872
Net increase in net assets resulting from operations		$ 10,498,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,457,661	$ 30,172,367
Net realized gain (loss)	40,872	(21,171)
Net increase (decrease) in net assets resulting from operations	10,498,533	30,151,196
Distributions to shareholders from net investment income	(10,457,661)	(30,172,367)
Share transactions - net increase (decrease)	(426,084,939)	(187,874,924)
Total increase (decrease) in net assets	(426,044,067)	(187,896,095)

Net Assets
Beginning of period	2,767,532,127	2,955,428,222
End of period	$ 2,341,488,060	$ 2,767,532,127

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.013	.041	.053	.043
Distributions from net investment income	(.005)	(.013)	(.041)	(.053)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.55%	1.28%	4.19%	5.48%	4.38%
Ratios to Average Net AssetsB
Expenses before expense reductions	.75%	.73%	.77%	.75%	.76%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.70%	.70%	.70%	.69%	.65%
Net investment income	.56%	1.27%	4.08%	5.32%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 1,151	$ 1,373	$ 1,452	$ 1,250	$ 1,335

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.039	.051	.040
Distributions from net investment income	(.003)	(.010)	(.039)	(.051)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.31%	1.03%	3.93%	5.22%	4.12%
Ratios to Average Net Assets B
Expenses before expense reductions	1.00%	.98%	1.02%	1.00%	1.02%
Expenses net of voluntary waivers, if any	.94%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.94%	.95%	.95%	.94%	.90%
Net investment income	.31%	1.04%	3.83%	5.12%	4.06%
Supplemental Data
Net assets, end of period (in millions)	$ 852	$ 946	$ 1,159	$ 1,175	$ 950

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.034	.046	.035
Distributions from net investment income	(.001)	(.005)	(.034)	(.046)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.11%	.53%	3.42%	4.69%	3.61%
Ratios to Average Net Assets C
Expenses before expense reductions	1.50%	1.48%	1.51%	1.50%	1.51%
Expenses net of voluntary waivers, if any	1.15%	1.45%	1.45%	1.44%	1.40%
Expenses net of all reductions	1.15%	1.45%	1.45%	1.44%	1.40%
Net investment income	.12%	.52%	3.11%	4.56%	3.60%
Supplemental Data
Net assets, end of period (in millions)	$ 229	$ 301	$ 238	$ 117	$ 157

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.034	.046	.035
Distributions from net investment income	(.001)	(.005)	(.034)	(.046)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.11%	.52%	3.42%	4.69%	3.61%
Ratios to Average Net Assets C
Expenses before expense reductions	1.50%	1.48%	1.51%	1.51%	1.53%
Expenses net of voluntary waivers, if any	1.15%	1.45%	1.45%	1.44%	1.40%
Expenses net of all reductions	1.15%	1.45%	1.45%	1.44%	1.40%
Net investment income	.12%	.50%	3.22%	4.62%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 148	$ 107	$ 69	$ 62

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investments October 31, 2003

Showing Percentage of Net Assets

Certificates of Deposit - 18.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.3%
Suntrust Bank, Georgia
12/19/03	1.24% (b)	$ 25,000,000	$ 25,024,116
London Branch, Eurodollar, Foreign Banks - 9.4%
Barclays Bank PLC
11/7/03	1.05	25,000,000	25,000,000
3/8/04	1.16	50,000,000	50,000,000
Credit Agricole Indosuez
11/13/03	1.21	90,000,000	90,000,000
8/5/04	1.39	25,000,000	25,000,000
8/5/04	1.40	25,000,000	25,000,000
HBOS Treasury Services PLC
11/28/03	1.10	100,000,000	100,000,000
1/20/04	1.12	100,000,000	100,000,000
1/29/04	1.11	35,000,000	35,000,775
2/23/04	1.15	35,000,000	35,000,000
2/27/04	1.13	50,000,000	50,000,000
3/3/04	1.15	60,000,000	60,000,000
ING Bank NV
11/7/03	1.05	55,000,000	55,000,000
12/23/03	1.05	100,000,000	100,000,000
Nationwide Building Society
1/14/04	1.11	75,000,000	74,999,216
WestLB AG
1/12/04	1.12	90,000,000	90,000,000
			914,999,991
New York Branch, Yankee Dollar, Foreign Banks - 8.7%
BNP Paribas SA
11/3/03	1.04 (b)	165,000,000	164,974,873
8/16/04	1.30	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
11/15/03	1.14 (b)	85,000,000	85,000,000
Credit Agricole Indosuez
11/3/03	1.04 (b)	45,000,000	44,994,364
11/3/03	1.07 (b)	45,000,000	44,998,057
11/28/03	1.06 (b)	40,000,000	39,993,119
Danske Bank AS
9/2/04	1.40	50,000,000	49,995,810
Deutsche Bank AG
7/26/04	1.26	55,000,000	55,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Dexia Bank SA
11/3/03	1.06%	$ 50,000,000	$ 50,000,000
Royal Bank of Canada
11/3/03	1.04 (b)	70,000,000	69,992,909
Societe Generale
11/3/03	1.04 (b)	65,000,000	64,993,169
11/3/03	1.05 (b)	65,000,000	64,997,692
11/3/03	1.06 (b)	60,000,000	59,980,586
			844,920,579
TOTAL CERTIFICATES OF DEPOSIT			1,784,944,686
Commercial Paper - 32.0%

Aegon Funding Corp.
11/17/03	1.07	90,000,000	89,957,200
Alliance & Leicester PLC
2/9/04	1.16	55,900,000	55,721,431
Amsterdam Funding Corp.
11/5/03	1.06	16,931,000	16,929,006
12/3/03	1.06	21,457,000	21,436,783
Cafco LLC
11/18/03	1.08	20,000,000	19,989,800
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/6/03	1.06	27,500,000	27,495,951
11/12/03	1.08	50,000,000	49,983,500
11/14/03	1.07	20,000,000	19,992,272
12/2/03	1.07	70,000,000	69,935,503
12/4/03	1.07	40,000,000	39,960,767
12/4/03	1.10	10,000,000	9,989,917
12/11/03	1.08	50,000,000	49,940,000
1/22/04	1.12	100,000,000	99,744,889
Danske Corp.
1/5/04	1.06	22,000,000	21,958,093
1/7/04	1.06	99,750,000	99,554,144
Edison Asset Securitization LLC
11/6/03	1.07	45,000,000	44,993,313
2/3/04	1.10	78,000,000	77,775,967
Emerald (MBNA Credit Card Master Note Trust)
12/10/03	1.10	52,200,000	52,137,795
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Emerald (MBNA Credit Card Master Note Trust) - continued
12/11/03	1.10%	$ 15,000,000	$ 14,981,667
Fairway Finance Corp.
11/4/03	1.06	89,004,000	88,996,138
11/26/03	1.06	20,398,000	20,382,985
Falcon Asset Securitization Corp.
12/3/03	1.06	15,000,000	14,985,867
FCAR Owner Trust
11/12/03	1.07	100,000,000	99,967,306
GE Capital International Funding, Inc.
12/16/03	1.08	10,000,000	9,986,500
General Electric Capital Corp.
12/2/03	1.05	125,000,000	124,886,979
2/18/04	1.14	100,000,000	99,657,861
5/3/04	1.15	70,000,000	69,592,133
General Electric Capital Services, Inc.
11/6/03	1.08	50,000,000	49,992,500
General Electric Co.
11/20/03	1.07	30,000,000	29,983,058
Grampian Funding Ltd.
2/4/04	1.10	25,000,000	24,927,431
Hatteras Funding Corp.
11/20/03	1.09	125,370,000	125,297,877
Jupiter Securitization Corp.
11/18/03	1.05	14,040,000	14,033,039
12/18/03	1.00	25,527,000	25,494,006
Market Street Funding Corp.
11/6/03	1.07	100,000,000	99,985,139
Mont Blanc Capital Corp.
1/20/04	1.10	60,000,000	59,853,333
Montauk Funding Corp.
1/26/04	1.10	10,000,000	9,973,722
Motown Notes Program
11/10/03	1.09	30,000,000	29,991,825
12/8/03	1.09	25,000,000	24,971,993
1/15/04	1.12	50,000,000	49,883,333
Newcastle (Discover Card Master Trust)
11/5/03	1.08	38,000,000	37,995,440
11/12/03	1.07	35,000,000	34,988,557
11/21/03	1.08	15,000,000	14,991,000
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Paradigm Funding LLC
12/5/03	1.09%	$ 25,000,000	$ 24,974,264
1/14/04	1.10	200,000,000	199,547,778
1/26/04	1.10	10,000,000	9,973,722
1/27/04	1.10	12,000,000	11,968,100
Park Granada LLC
11/13/03	1.10	40,000,000	39,985,333
12/4/03	1.09	25,000,000	24,975,021
12/4/03	1.12	25,000,000	24,974,333
1/29/04	1.12	9,600,000	9,573,419
1/30/04	1.12	60,000,000	59,832,000
Santander Finance, Inc.
2/23/04	1.16	50,000,000	49,817,917
Sheffield Receivables Corp.
11/4/03	1.06	172,010,000	171,994,806
11/5/03	1.06	202,290,000	202,266,171
Toronto Dominion Holdings (USA)
11/17/03	1.05	150,000,000	149,930,333
Yorktown Capital LLC
11/14/03	1.06	75,000,000	74,971,292
TOTAL COMMERCIAL PAPER			3,098,080,509
Federal Agencies - 14.9%

Fannie Mae - 7.8%
Agency Coupons - 4.4%
12/10/03	1.08 (b)	50,000,000	50,000,000
8/30/04	1.25	50,000,000	50,000,000
9/14/04	1.45	25,000,000	25,000,000
9/24/04	1.50	55,000,000	55,000,000
9/27/04	1.50	25,000,000	25,000,000
10/1/04	1.55	50,000,000	50,000,000
11/2/04	1.35	75,000,000	75,000,000
11/9/04	1.40	50,000,000	50,000,000
11/15/04	1.43	50,000,000	50,000,000
			430,000,000
Discount Notes - 3.4%
11/14/03	1.32	25,000,000	24,988,219
11/19/03	1.15	50,000,000	49,971,375
11/26/03	1.15	165,000,000	164,869,375
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - continued
12/12/03	1.45%	$ 25,000,000	$ 24,959,285
2/25/04	1.15	15,000,000	14,944,900
3/17/04	1.13	50,000,000	49,785,938
			329,519,092
			759,519,092
Federal Home Loan Bank - 4.3%
Agency Coupons - 4.3%
11/25/03	1.04 (b)	137,000,000	136,895,990
12/15/03	1.06 (b)	59,000,000	58,976,909
12/21/03	1.07 (b)	50,000,000	49,984,880
1/19/04	1.08 (b)	36,000,000	35,983,177
1/30/04	1.32	25,000,000	25,000,370
7/6/04	1.23	50,000,000	50,000,000
8/18/04	1.30	25,000,000	25,000,000
9/24/04	1.44	32,000,000	32,000,000
			413,841,326
Freddie Mac - 2.8%
Discount Notes - 2.8%
11/14/03	1.32	25,000,000	24,988,246
12/4/03	1.14	19,000,000	18,980,319
12/4/03	1.36	80,000,000	79,901,733
12/31/03	1.40	50,000,000	49,885,000
2/23/04	1.15	100,000,000	99,639,000
			273,394,298
TOTAL FEDERAL AGENCIES			1,446,754,716
Bank Notes - 0.5%

National City Bank, Indiana
11/3/03	1.04 (b)	45,000,000	44,990,883
Master Notes - 3.4%

Bear Stearns Companies, Inc.
11/3/03	1.17 (c)	25,000,000	25,000,000
12/3/03	1.17 (c)	25,000,000	25,000,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
1/13/04	1.20% (c)	$ 133,000,000	$ 133,000,000
2/17/04	1.18 (c)	80,000,000	80,000,000
3/2/04	1.19 (c)	70,000,000	70,000,000
TOTAL MASTER NOTES			333,000,000
Medium-Term Notes - 13.0%

American Express Centurion Bank
11/14/03	1.12 (b)	45,000,000	45,000,283
American Express Credit Corp.
11/7/03	1.16 (b)	50,000,000	50,007,526
Australia & New Zealand Banking Group Ltd.
12/5/03	1.20 (b)	5,000,000	5,002,072
Bank of New York NA
11/7/03	1.07 (b)	120,000,000	119,993,964
12/26/03	1.06 (b)	50,000,000	49,991,000
Bank of Scotland Treasury Services PLC
1/23/04	1.18 (b)	20,000,000	20,002,768
Bank One NA, Chicago
11/3/03	1.03 (b)	100,000,000	99,983,525
11/3/03	1.04 (b)	115,000,000	114,996,104
GE Capital Assurance Co.
11/3/03	1.24 (b)(c)	7,000,000	7,000,000
GE Life & Annuity Assurance Co.
11/3/03	1.23 (b)(c)	50,000,000	50,000,000
General Electric Capital Corp.
11/10/03	1.20 (b)	70,000,000	70,000,000
11/17/03	1.20 (b)	90,000,000	90,028,727
Harwood Street Funding I LLC
11/20/03	1.24 (a)(b)	30,000,000	30,000,000
HBOS Treasury Services PLC
12/24/03	1.13 (b)	85,000,000	85,000,000
Household Finance Corp.
11/18/03	1.13 (b)	25,000,000	25,000,000
National City Bank, Indiana
11/3/03	1.05 (b)	85,000,000	84,986,571
11/12/03	1.16 (b)	15,000,000	15,004,344
12/9/03	1.09 (b)	100,000,000	100,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Royal Bank of Canada
11/10/03	1.10% (b)	$ 10,000,000	$ 10,000,000
SLM Corp.
11/3/03	1.12 (a)(b)	50,000,000	50,000,000
Travelers Insurance Co.
11/22/03	1.24 (b)(c)	5,000,000	5,000,000
U.S. Bank NA, Minnesota
1/13/04	1.30 (b)	25,000,000	25,020,215
Verizon Global Funding Corp.
12/15/03	1.23 (b)	55,000,000	55,001,806
Wachovia Bank NA
1/28/04	1.16 (b)	15,000,000	15,003,076
Wells Fargo & Co.
11/3/03	1.11 (b)	35,000,000	35,000,000
TOTAL MEDIUM-TERM NOTES			1,257,021,981
Short-Term Notes - 2.6%

Jackson National Life Insurance Co.
1/2/04	1.29 (b)(c)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
11/3/03	1.28 (b)(c)	10,000,000	10,000,000
11/28/03	1.73 (b)	15,000,000	15,000,000
1/2/04	1.35 (b)(c)	35,000,000	35,000,000
Monumental Life Insurance Co.
11/1/03	1.26 (b)(c)	18,000,000	18,000,000
11/1/03	1.29 (b)(c)	20,000,000	20,000,000
New York Life Insurance Co.
1/2/04	1.29 (b)(c)	75,000,000	75,000,000
Pacific Life Insurance Co.
12/11/03	1.29 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
11/3/03	1.29 (b)(c)	40,000,000	40,000,000
TOTAL SHORT-TERM NOTES			253,000,000
Repurchase Agreements - 16.4%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
10/31/03 due 11/3/03 At 1.06%	$ 63,155,587	$ 63,150,000
10/31/03 due 11/3/03 At 1.07%	357,031,837	357,000,000
With:
Citigroup Global Markets, Inc. At 1.12%, dated 10/31/03 due 11/3/03 (Collateralized by Corporate Obligations with principal amounts of $465,820,000, 1.66% - 9.4%, 7/16/04 - 11/3/38)	483,045,080	483,000,000
Goldman Sachs & Co. At:
1.12%, dated 9/10/03 due 11/12/03
(Collateralized by Corporate Obligations with principal amounts of $122,327,996, 5.8% - 14%, 7/15/05 - 11/15/37)	63,123,480	63,000,000
(Collateralized by Corporate Obligations with principal amounts of $70,788,025, 4.51% - 8.25%, 10/20/32 - 10/25/33)	67,131,320	67,000,000
1.13%, dated 10/31/03 due 11/3/03 (Collateralized by Commercial Paper Obligations with principal amounts of $71,552,390, 0% - 1.14%, 11/3/03 - 1/22/04)	70,006,606	70,000,000
Lehman Brothers, Inc. At:
1.16%, dated 10/31/03 due 11/3/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $273,568,085, 0.4% - 7%, 3/20/07 - 9/25/42)	200,019,333	200,000,000
1.21%, dated 10/31/03 due 11/3/03 (Collateralized by Corporate Obligations with principal amounts of $319,331,680, 5.63% - 14%, 3/15/04 - 2/15/31)	283,028,536	283,000,000
TOTAL REPURCHASE AGREEMENTS		1,586,150,000
TOTAL INVESTMENT PORTFOLIO - 101.2%		9,803,942,775
NET OTHER ASSETS - (1.2)%		(114,766,434)
NET ASSETS - 100%		$ 9,689,176,341
Total Cost for Income Tax Purposes $ 9,803,942,775
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $80,000,000 or 0.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bear Stearns Companies, Inc.: 1.17%, 11/3/03	9/30/03	$ 25,000,000
1.17%, 12/3/03	10/30/03	$ 25,000,000
GE Capital Assurance Co. 1.24%, 11/3/03	7/31/03	$ 7,000,000
GE Life & Annuity Assurance Co. 1.23%, 11/3/03	3/31/03	$ 50,000,000
Goldman Sachs Group, Inc.: 1.18%, 2/17/04	9/22/03	$ 80,000,000
1.19%, 3/2/04	10/27/03	$ 70,000,000
1.20%, 1/13/04	8/12/03	$ 133,000,000
Jackson National Life Insurance Co. 1.29%, 1/2/04	3/31/03	$ 25,000,000
Metropolitan Life Insurance Co.: 1.28%, 11/3/03	2/24/03	$ 10,000,000
1.35%, 1/2/04	3/26/02	$ 35,000,000
Monumental Life Insurance Co.: 1.26%, 11/1/03	7/31/98 - 9/17/98	$ 18,000,000
1.29%, 11/1/03	3/12/99	$ 20,000,000
New York Life Insurance Co. 1.29%, 1/2/04	2/28/02	$ 75,000,000
Security	Acquisition Date	Cost
Pacific Life Insurance Co. 1.29%, 12/11/03	3/10/03	$ 15,000,000
Transamerica Occidental Life Insurance Co. 1.29%, 11/3/03	4/28/00	$ 40,000,000
Travelers Insurance Co. 1.24%, 11/22/03	8/21/03	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $633,000,000 or 6.5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $5,883,833. The weighted average interest rate was 1.32%. Interest earned from the interfund lending program amounted to $1,290 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $264,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 2.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,586,150,000) - See accompanying schedule		$ 9,803,942,775
Cash		251
Receivable for investments sold		60,150,000
Receivable for fund shares sold		166,112,734
Interest receivable		7,260,568
Prepaid expenses		50,199
Receivable from investment adviser for expense reductions		171,778
Other receivables		8,237
Total assets		10,037,696,542

Liabilities
Payable for investments purchased	$ 175,000,000
Payable for fund shares redeemed	166,440,625
Distributions payable	94,630
Accrued management fee	2,034,479
Distribution fees payable	3,060,335
Other payables and accrued expenses	1,890,132
Total liabilities		348,520,201

Net Assets		$ 9,689,176,341
Net Assets consist of:
Paid in capital		$ 9,688,913,188
Accumulated net realized gain (loss) on investments		263,153
Net Assets		$ 9,689,176,341

Daily Money: Net Asset Value, offering price and redemption price per share ($4,743,774,320 ÷ 4,743,752,520 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($4,945,402,021 ÷ 4,945,078,782 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 132,190,734

Expenses
Management fee	$ 24,495,820
Transfer agent fees	19,567,600
Distribution fees	36,571,749
Accounting fees and expenses	787,285
Non-interested trustees' compensation	40,728
Appreciation in deferred trustee compensation account	527
Custodian fees and expenses	156,075
Registration fees	1,306,301
Audit	97,248
Legal	37,560
Miscellaneous	14,400
Total expenses before reductions	83,075,293
Expense reductions	(2,433,259)	80,642,034
Net investment income		51,548,700
Net realized gain (loss) on investment securities		328,131
Net increase in net assets resulting from operations		$ 51,876,831

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,548,700	$ 132,071,337
Net realized gain (loss)	328,131	(64,978)
Net increase (decrease) in net assets resulting from operations	51,876,831	132,006,359
Distributions to shareholders from net investment income	(51,548,700)	(132,071,337)
Share transactions - net increase (decrease)	(261,354,390)	(840,565,541)
Total increase (decrease) in net assets	(261,026,259)	(840,630,519)

Net Assets
Beginning of period	9,950,202,600	10,790,833,119
End of period	$ 9,689,176,341	$ 9,950,202,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.014	.043	.056	.046
Distributions from net investment income	(.006)	(.014)	(.043)	(.056)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.65%	1.39%	4.42%	5.79%	4.65%
Ratios to Average Net Assets B
Expenses before expense reductions	.73%	.72%	.74%	.76%	.77%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.70%	.70%	.70%	.69%	.65%
Net investment income	.65%	1.38%	4.28%	5.64%	4.57%
Supplemental Data
Net assets, end of period (in millions)	$ 4,744	$ 5,151	$ 5,455	$ 4,775	$ 4,336

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.041	.054	.043
Distributions from net investment income	(.004)	(.011)	(.041)	(.054)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.40%	1.14%	4.16%	5.53%	4.39%
Ratios to Average Net Assets B
Expenses before expense reductions	.97%	.97%	.99%	1.00%	1.01%
Expenses net of voluntary waivers, if any	.95%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.95%	.95%	.95%	.94%	.90%
Net investment income	.40%	1.14%	4.00%	5.41%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 4,945	$ 4,799	$ 5,335	$ 3,892	$ 2,924

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investments October 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value (Note 1)
Alabama - 1.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.2%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	600,000	600,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,900,000	3,900,000
		14,500,000
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,670,000	4,670,000
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,835,000	5,835,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,160,000	3,160,000
Valdez Marine Term. Rev. Bonds (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (a)	4,100,000	4,103,357
		18,868,357
Arizona - 1.8%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.1% (Liquidity Facility WestLB AG) (a)(c)	1,900,000	1,900,000
Arizona State Univ. Revs. Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series MS 00 208, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	1,287,500	1,287,500
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series PT 1512, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,000,000	$ 1,000,000
Series ROC II R1003, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,020,000	4,020,000
Series SG 03 160, 1.1% (Liquidity Facility Societe Generale) (a)(c)	3,600,000	3,600,000
Series 1997 A, 0.9% 12/15/03, CP	1,600,000	1,600,000
		24,997,500
California - 10.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L11, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	3,300,000	3,300,000
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	27,900,000	27,900,000
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	27,800,000	27,800,000
RAN:
Series A1, 2% 6/23/04, LOC Hsh Nordbank Ag	1,900,000	1,911,303
Series A2, 2% 6/23/04, LOC Citibank NA	3,800,000	3,822,605
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	1,600,000	1,609,518
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	2,500,000	2,514,872
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	3,700,000	3,722,010
Series A6, 2% 6/23/04, LOC Depfa Bank Plc	2,500,000	2,514,872
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.22%, VRDN (a)	2,200,000	2,200,000
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	16,800,000	16,916,600
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.3%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.08% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series PT 1730, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series PT 1855, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,300,000	$ 7,300,000
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 1857, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,700,000	5,700,000
Pleasant Valley School District Participating VRDN Series PT 814, 1.07% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	4,995,000	4,995,000
Redlands Unified School District Participating VRDN Series PT 1891, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,395,000	5,395,000
San Diego Unified School District Participating VRDN Series MS 01 847, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	2,170,000	2,170,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series ROCS RR II R201, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,000,000	2,000,000
Univ. of California Revs. Participating VRDN Series PT 1859, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,685,000	6,685,000
		141,456,780
Colorado - 2.9%
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	3,300,000	3,317,269
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.2%, LOC Bank One NA, Chicago, VRDN (a)	1,000,000	1,000,000
(Catholic Health Initiatives Proj.) Series 2000, 1.1% (Liquidity Facility Bank One NA), VRDN (a)	2,000,000	2,000,000
(Sisters of Charity Leavenworth Proj.) 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,900,000	12,900,000
Colorado Hsg. & Fin. Auth. Bonds Series 2003 B5, 1% 7/1/04	13,700,000	13,700,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.12% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1%, tender 11/5/03 (a)	1,300,000	1,300,000
		41,017,269
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.46%, VRDN (a)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN:
Series MSTC 00 92, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 8,250,000	$ 8,250,000
Series Putters 152, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.06% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
(Defenders of Wildlife Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	2,750,000	2,750,000
		19,120,000
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.1% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	1,100,000	1,100,000
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.1% (Liquidity Facility WestLB AG) (a)(c)	2,640,000	2,640,000
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.1% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,955,000	6,955,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	13,000,000	13,000,000
Series EGL 01 0905, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MS 557, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Series PT 1223, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PT 1902, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,365,000	6,365,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.2% (Liquidity Facility Societe Generale) (a)(c)	11,580,000	11,580,000
Florida Local Govt. Fin. Auth. Rev. Series A:
0.95% 1/16/04, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1% 2/6/04, LOC Wachovia Bank NA, CP	1,930,000	1,930,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.25%, VRDN (a)	2,700,000	2,700,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,695,000	1,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.25%, VRDN (a)	$ 5,400,000	$ 5,400,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1985 D, 1.12%, VRDN (a)	2,800,000	2,800,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.25%, VRDN (a)	2,300,000	2,300,000
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.225%, LOC Wachovia Bank NA, VRDN (a)	2,415,000	2,415,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 A, 0.98% tender 12/1/03, LOC Suntrust Bank, CP mode	5,770,000	5,770,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.15%, LOC Wachovia Bank NA, VRDN (a)	1,500,000	1,500,000
		95,370,000
Georgia - 2.1%
Atlanta Arpt. Rev. Participating VRDN Series PA 1122R, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500,000	2,500,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series SGA 145, 1.14% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.14% (Liquidity Facility Societe Generale) (a)(c)	7,000,000	7,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (a)	1,300,000	1,300,000
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (a)	1,925,000	1,925,000
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	7,200,000	7,200,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 0.95% tender 11/14/03, LOC Landesbank Hessen-Thuringen, CP mode	2,500,000	2,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (a)	1,100,000	1,100,000
		29,525,000
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (a)	1,600,000	1,610,560
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,395,000	$ 2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (a)	2,400,000	2,400,000
		6,405,560
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/04	7,600,000	7,651,206
Illinois - 9.1%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.15% (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.15% tender 3/17/04, CP mode	400,000	400,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.2% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Series PT 1592, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,965,000	5,965,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.13%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	1,000,000	1,000,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.13%, LOC Northern Trust Co., Chicago, VRDN (a)	2,300,000	2,300,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	1,200,000	1,200,000
Series PA 591, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 E1, 1.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,115,000	2,115,000
(Aurora Central Catholic High School Proj.) Series 1994, 1.35%, LOC Allied Irish Banks PLC, VRDN (a)	1,000,000	1,000,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	4,690,000	4,690,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 1,500,000	$ 1,500,000
Series PT 1881, 1.1% (Liquidity Facility WestLB AG) (a)(c)	7,540,000	7,540,000
Series 2003 B, 1.1% (Liquidity Facility Depfa Bank Plc), VRDN (a)	17,400,000	17,400,000
Illinois Health Facilities Auth. Rev.:
Bonds Series MS 98 166, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,700,000	2,700,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.14% (MBIA Insured), VRDN (a)	18,595,000	18,595,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.13% (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
Series EGL 01 1306, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Series Merlots 01 A86, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,785,000	3,785,000
Series Merlots 01 A93, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,680,000	3,680,000
Series Merlots 02 A24, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,990,000	4,990,000
Series SGB 10, 1.12% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Series SGB 19, 1.12% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1620, 1.1% (Liquidity Facility WestLB AG) (a)(c)	3,445,000	3,445,000
Series PT 1655, 1.1% (Liquidity Facility WestLB AG) (a)(c)	3,265,000	3,265,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.45%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,350,000	1,350,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.19%, LOC Bank One NA, Chicago, VRDN (a)	3,215,000	3,215,000
		128,350,000
Indiana - 2.5%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group, Inc. Proj.) Series 2001 A2, 0.98%, tender 7/2/04 (a)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS 853, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,000,000	$ 2,000,000
Indiana Univ. Revs. 0.98% 1/12/04, LOC Bank One NA, Chicago, CP	1,500,000	1,500,000
Indianapolis Arpt. Auth. Rev. Bonds Series A, 5% 7/1/04 (FGIC Insured)	1,360,000	1,395,387
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,595,000	6,595,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,900,000	6,900,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 0.95% tender 12/11/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400,000	2,400,000
Series 1985 L5, 0.95% tender 12/11/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		35,390,387
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.1% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Kentucky - 1.5%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 0.94% tender 12/9/03, LOC PNC Bank NA, Pittsburgh, CP mode	6,100,000	6,100,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.05% tender 12/8/03, CP mode	4,500,000	4,500,000
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds First Series 2001, 5% 2/1/04	4,000,000	4,039,727
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.3% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,400,000	1,400,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.05% tender 11/12/03, CP mode	5,500,000	5,500,000
		21,539,727
Louisiana - 0.3%
Louisiana Gen. Oblig. Participating VRDN Series ROC II R128, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,780,000	3,780,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 3,000,000	$ 3,000,000
Maryland - 1.6%
Anne Arundel County Gen. Oblig. Series A, 0.95% 2/9/04, CP	6,600,000	6,600,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.13% tender 11/17/03, CP mode	1,300,000	1,300,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.12% tender 11/17/03, CP mode	940,000	940,000
Maryland Gen. Oblig. Participating VRDN Series MS 840, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	6,500,000	6,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	5,000,000	5,000,000
Participating VRDN Series MS 829, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,895,000	1,895,000
		22,235,000
Massachusetts - 0.7%
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	5,100,000	5,102,798
Massachusetts Gen. Oblig.:
Bonds Series A, 7.5% 6/1/04 (Escrowed to Maturity) (b)	2,675,000	2,775,258
Series 2001 C, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
		9,878,056
Michigan - 4.8%
Detroit City School District Participating VRDN:
Series PT 1581, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495,000	6,495,000
Series PT 1844, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,000,000	4,000,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,200,000	1,200,000
Series SGB 47, 1.12% (Liquidity Facility Societe Generale) (a)(c)	5,110,000	5,110,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	17,235,000	17,235,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.1% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	$ 6,700,000	$ 6,700,000
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN:
Series PA 1102, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series PT 1769, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 1999, 1.05%, LOC Standard Fed. Bank, VRDN (a)	15,000,000	15,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (a)	2,900,000	2,900,000
1.65%, VRDN (a)	1,700,000	1,700,000
Wyandotte City School District Participating VRDN Series PT 1790, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,930,000	2,930,000
		67,270,000
Minnesota - 2.2%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,840,000	1,840,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	3,100,000	3,100,000
Series ROC II 99 4, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	10,000,000	10,000,000
Minnesota Higher Ed. Facilities Auth. Rev. (Saint Olaf College Proj.) Series 5M1, 1.15%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	2,000,000	2,000,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (a)	2,350,000	2,350,000
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,115,000	5,115,000
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,080,000	7,080,000
		31,485,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - 1.1%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,875,000	$ 6,875,000
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.93%, VRDN (a)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 1.3% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,825,000	2,825,000
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,300,000	1,300,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
		15,100,000
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	1,500,000	1,502,400
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
		3,502,400
Nevada - 0.2%
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.12% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1% tender 12/9/03, CP mode	3,500,000	3,500,000
New Hampshire Gen. Oblig. 0.95% 11/6/03, CP	1,700,000	1,700,000
		5,200,000
New Jersey - 1.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1751, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000,000	3,000,000
Series PT 765, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000,000	20,000,000
		23,000,000
New Mexico - 0.1%
New Mexico Gen. Oblig. TRAN 2% 6/30/04	1,200,000	1,208,085
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - 4.6%
Battery Park City Auth. Rev. Participating VRDN Series MS 865, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,500,000	$ 3,500,000
New York City Gen. Oblig. RAN Series A, 2% 4/15/04	24,900,000	25,018,896
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series MS 01 687, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Series 1, 0.9% 11/7/03 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	4,800,000	4,800,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series MSDW 00 319, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	3,760,000	3,760,000
BAN 2.5% 11/6/03	17,900,000	17,902,515
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	4,100,000	4,100,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	1,460,000	1,460,000
		65,541,411
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.25% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,400,000	1,400,000
North Carolina - 1.1%
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 0.94% 12/16/03, CP	2,100,000	2,100,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.08%, LOC Wachovia Bank NA, VRDN (a)	5,800,000	5,800,000
Univ. of North Carolina at Chapel Hill Rev. 0.92% 11/6/03, CP	2,700,000	2,700,000
Wake County Gen. Oblig. Bonds Series 2003 C, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (a)	5,000,000	5,013,570
		15,613,570
Ohio - 2.0%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.13%, LOC Nat'l. City Bank, VRDN (a)	8,100,000	8,100,000
Fairfield County Gen. Oblig. BAN 1.75% 4/15/04	2,150,000	2,155,775
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.15%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,660,000	6,660,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.08% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 3,295,000	$ 3,295,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	900,000	900,000
Series 1997, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,500,000	3,500,000
Ohio Univ. Gen. Receipts Rev. Bonds 0.95% tender 3/11/04, CP mode	3,200,000	3,200,000
		27,810,775
Oklahoma - 1.0%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.08% (AMBAC Insured), VRDN (a)	13,700,000	13,700,000
Oregon - 1.9%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Oregon Gen. Oblig. TAN 2.25% 11/15/04	10,500,000	10,627,271
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.25% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,300,000	4,300,000
Umatilla County School District #8R Hermiston Bonds Series Putters 259, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,945,000	5,945,000
		27,372,271
Pennsylvania - 5.5%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 2.5% 6/15/04	3,025,000	3,046,355
(Presbyterian Univ. Health Sys. Proj.) Series 1990 D, 1.1% (MBIA Insured), VRDN (a)	7,700,000	7,700,000
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,900,000	2,900,000
Allegheny County Port Auth. Bonds 2% 6/30/04, LOC PNC Bank NA, Pittsburgh	5,400,000	5,437,093
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.1%, LOC Allied Irish Banks PLC, VRDN (a)	$ 5,100,000	$ 5,100,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400,000	2,400,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.14% (Liquidity Facility Societe Generale) (a)(c)	5,700,000	5,700,000
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.08%, LOC Wachovia Bank NA, VRDN (a)	2,900,000	2,900,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R88, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,140,000	4,140,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Muhlenberg College Proj.) Series 1999 D5, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (a)	2,500,000	2,500,000
(King's College Proj.) Series 2001 H6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,900,000	4,900,000
(Waynesburg College Proj.) Series 1997, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,700,000	1,700,000
Pennsylvania State Pub. School Bldg. Auth. School Rev. Participating VRDN Series Putters 371Z, 1.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,720,000	1,720,000
Philadelphia Gas Works Rev. Series 2002 D, 1.1% 11/7/03, LOC JPMorgan Chase Bank, CP	2,150,000	2,150,000
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	2,300,000	2,315,357
Philadelphia Wtr. & Wastewtr. Rev. Bonds 5.15% 6/15/04 (FGIC Insured)	4,450,000	4,561,194
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,250,000	9,250,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MS 00 506, 1.1% (Liquidity Facility Morgan Stanley) (a)(c)	5,062,500	5,062,500
		77,882,499
South Carolina - 0.8%
Charleston County School District TAN 1.25% 4/14/04	2,000,000	2,002,757
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.1%, LOC Bank of America NA, VRDN (a)	$ 6,450,000	$ 6,450,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 11/5/03, CP mode	2,500,000	2,500,000
		10,952,757
South Dakota - 0.3%
Sioux Falls Sales Tax Rev. Bonds 5.45% 11/15/14 (Pre-Refunded to 11/15/03 @ 102) (b)	3,700,000	3,779,573
Tennessee - 0.8%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,900,000	2,900,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,100,000	2,100,000
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	4,200,000	4,200,000
Shelby County Gen. Oblig. TAN 2% 6/30/04	2,000,000	2,013,742
		11,213,742
Texas - 15.9%
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.25% tender 11/7/03, CP mode	3,500,000	3,500,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,745,000	5,745,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 0.9% 12/5/03, CP	1,900,000	1,900,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.14% (Liquidity Facility Societe Generale) (a)(c)	4,000,000	4,000,000
El Paso Wtr. & Swr. Rev. Series A, 1% 1/5/04 (Liquidity Facility JPMorgan Chase Bank), CP	3,000,000	3,000,000
Granbury Independent School District Participating VRDN Series SG 129, 1.1% (Liquidity Facility Societe Generale) (a)(c)	4,815,000	4,815,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 6,900,000	$ 6,900,000
Series MSTC 01 126 Class A, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	26,000,000	26,000,000
Series A1, 0.9% 12/3/03, CP	2,500,000	2,500,000
Harris County Hosp. District Mtg. Rev. Series 2000 A, 0.93% 12/3/03, LOC Landesbank Hessen-Thuringen, CP	3,251,000	3,251,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Series SG 03 161, 1.12% (Liquidity Facility Societe Generale) (a)(c)	1,400,000	1,400,000
Houston Gen. Oblig. Bonds Series ROC II R242, 1.1%, tender 4/22/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	3,875,000	3,875,000
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (a)	5,800,000	5,798,981
Hunt Memorial Hosp. District Rev. Series 1998, 1.1% (FSA Insured), VRDN (a)	4,770,000	4,770,000
Lewisville Independent School District Participating VRDN Series SGA 134, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,290,000	1,290,000
Northside Independent School District Participating VRDN Series EGL 03 40, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,205,000	5,205,000
Pearland Independent School District Participating VRDN Series SG 106, 1.1% (Liquidity Facility Societe Generale) (a)(c)	500,000	500,000
Plano Independent School District Participating VRDN Series SGA 128, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,680,000	1,680,000
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.12% (Liquidity Facility Societe Generale) (a)(c)	1,250,000	1,250,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.14% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	9,995,000	9,995,000
Series SG 101, 1.1% (Liquidity Facility Societe Generale) (a)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Participating VRDN:
Series SG 104, 1.1% (Liquidity Facility Societe Generale) (a)(c)	$ 12,250,000	$ 12,250,000
Series SG 105, 1.1% (Liquidity Facility Societe Generale) (a)(c)	11,700,000	11,700,000
Series A, 0.95% 11/4/03, CP	2,300,000	2,300,000
1.15% (Liquidity Facility Bank of America NA), VRDN (a)	14,175,000	14,175,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,000,000	1,000,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	3,300,000	3,300,000
Texas Gen. Oblig.:
Participating VRDN Series EGL 03 26, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	2,400,000	2,400,000
TRAN 2% 8/31/04	36,200,000	36,451,520
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	4,500,000	4,500,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.2% (Liquidity Facility Societe Generale) (a)(c)	10,000,000	10,000,000
Univ. of Texas Univ. Revs. Series 2002 A, 0.9% 12/15/03, CP	2,000,000	2,000,000
		223,456,501
Utah - 2.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	16,495,000	16,495,000
Participating VRDN:
Series EGL 96 C4402 Class A, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series MS 00 409, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,535,000	1,535,000
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.09%, LOC Bank One NA, Chicago, VRDN (a)	3,830,000	3,830,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Utah - continued
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 2,490,000	$ 2,490,000
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,175,000	5,175,000
		33,525,000
Vermont - 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.08%, LOC Suntrust Bank, VRDN (a)	5,000,000	5,000,000
Virginia - 2.0%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,600,000	1,600,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.2% (FSA Insured), VRDN (a)	7,325,000	7,325,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 1.05%, LOC Suntrust Bank, VRDN (a)	7,000,000	7,000,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 1984, 1.17% tender 11/13/03, CP mode	1,000,000	1,000,000
(Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.12% tender 12/12/03, CP mode	1,000,000	1,000,000
1.2% tender 11/17/03, CP mode	4,000,000	4,000,000
1.2% tender 11/21/03, CP mode	4,000,000	4,000,000
Series 1987, 1.12% tender 12/12/03, CP mode	500,000	500,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	2,300,000	2,300,000
		28,725,000
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,795,000	9,795,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.1% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	7,000,000	7,000,000
Series ROC II R152, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,230,000	2,230,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,350,000	$ 5,350,000
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. RAN 2.5% 11/21/03	1,000,000	1,000,540
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	1,100,000	1,100,823
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.1% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 1.14% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 1.12% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 1.12% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	2,830,000	2,830,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Participating VRDN Series PT 1671, 1.13% (Liquidity Facility WestLB AG) (a)(c)	5,800,000	5,800,000
		57,361,363
Wisconsin - 0.9%
Milwaukee Swr. Rev. Participating VRDN Series ROCS RR II R4500, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,600,000	3,600,000
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.32%, VRDN (a)	7,600,000	7,600,000
Wisconsin Trans. Rev. Series 1997 A, 0.95% 2/9/04, CP	2,000,000	2,000,000
		13,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 0.2%
Wyoming Ed. Fund RAN 1.5% 6/29/04	$ 3,100,000	$ 3,110,683
TOTAL INVESTMENT PORTFOLIO - 99.3%		1,398,595,472
NET OTHER ASSETS - 0.7%		10,253,192
NET ASSETS - 100%		$ 1,408,848,664
Total Cost for Income Tax Purposes $ 1,398,595,472
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona State Univ. Revs. Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	4/4/02	$ 1,295,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L11, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 3,300,000
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 27,900,000
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 27,800,000
Security	Acquisition Date	Cost
Houston Gen. Oblig. Bonds Series ROC II R242, 1.1%, tender 4/22/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/22/03	$ 3,875,000
Illinois Health Facilities Auth. Rev. Bonds Series MS 98 166, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	6/5/02	$ 2,700,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/10/03	$ 16,495,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	6/4/03	$ 5,000,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Bonds Series MS 00 208, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	12/5/02 - 7/10/03	$ 1,287,500
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
Security	Acquisition Date	Cost
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03 - 8/22/03	$ 4,500,000
Umatilla County School District #8R Hermiston Bonds Series Putters 259, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	6/4/02	$ 5,945,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,497,500 or 7.2% of net assets.

Income Tax Information
The fund hereby designates approximately $385,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended October 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,398,595,472
Cash		2,885,622
Receivable for fund shares sold		17,805,397
Interest receivable		4,467,992
Prepaid expenses		7,403
Receivable from investment adviser for expense reductions		32,946
Other receivables		6,427
Total assets		1,423,801,259

Liabilities
Payable for fund shares redeemed	$ 14,097,435
Distributions payable	12,456
Accrued management fee	298,693
Distribution fees payable	276,664
Other payables and accrued expenses	267,347
Total liabilities		14,952,595

Net Assets		$ 1,408,848,664
Net Assets consist of:
Paid in capital		$ 1,408,221,826
Accumulated net realized gain (loss) on investments		626,838
Net Assets		$ 1,408,848,664

Daily Money: Net Asset Value, offering price and redemption price per share ($544,286,175 ÷ 543,972,773 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($369,255,295 ÷ 368,988,911 shares)		$ 1.00

Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($495,307,194 ÷ 495,101,954 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 16,370,653

Expenses
Management fee	$ 3,429,344
Transfer agent fees	2,754,935
Distribution fees	3,334,894
Accounting fees and expenses	190,618
Non-interested trustees' compensation	5,652
Custodian fees and expenses	25,463
Registration fees	284,028
Audit	47,966
Legal	4,746
Miscellaneous	1,329
Total expenses before reductions	10,078,975
Expense reductions	(907,778)	9,171,197
Net investment income		7,199,456
Net realized gain (loss) on investment securities		626,838
Net increase in net assets resulting from operations		$ 7,826,294

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,199,456	$ 10,091,407
Net realized gain (loss)	626,838	276,216
Net increase (decrease) in net assets resulting from operations	7,826,294	10,367,623
Distributions to shareholders from net investment income	(7,199,456)	(10,091,407)
Share transactions - net increase (decrease)	210,217,775	246,501,791
Total increase (decrease) in net assets	210,844,613	246,778,007

Net Assets
Beginning of period	1,198,004,051	951,226,044
End of period	$ 1,408,848,664	$ 1,198,004,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.010	.026	.034	.026
Distributions from net investment income	(.005)	(.010)	(.026)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.52%	.98%	2.66%	3.47%	2.65%
Ratios to Average Net Assets B
Expenses before expense reductions	.74%	.73%	.77%	.77%	.79%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.68%	.66%	.67%	.69%	.65%
Net investment income	.52%	.98%	2.59%	3.41%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 544	$ 576	$ 575	$ 467	$ 503

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.024	.032	.024
Distributions from net investment income	(.003)	(.007)	(.024)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.30%	.72%	2.40%	3.21%	2.40%
Ratios to Average Net Assets B
Expenses before expense reductions	.99%	.98%	1.02%	1.02%	1.04%
Expenses net of voluntary waivers, if any	.93%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.91%	.91%	.92%	.94%	.90%
Net investment income	.29%	.72%	2.33%	3.16%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 367	$ 298	$ 221	$ 170

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax-Free Money Market Fund

Years ended October 31,	2003	2002	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.012	.008
Distributions from net investment income	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.78%	1.21%	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.53% A
Expenses net of voluntary waivers, if any	.45%	.45%	.45% A
Expenses net of all reductions	.43%	.41%	.42% A
Net investment income	.74%	1.17%	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Note Purchase Agreements. Tax-Exempt, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund is committed to purchase up to $3,100,000 worth of notes with a fixed coupon of 1.25%, maturing on August 31, 2004. Payment for the notes is not required and interest does not accrue until their delivery

Annual Report

2. Operating Policies - continued

Note Purchase Agreements - continued

date. The obligation of the fund to purchase these notes is subject to conditions of no material adverse changes in the credit quality of the issuer. The issuer can submit a request to the fund to purchase up to the maximum principal amount of the note or less. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury	.25%	|
Prime	.25%
Tax-Exempt	.25%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury:
Daily Money Class	.00%	.25%	$ 3,181,829	$ 1,809
Capital Reserves Class	.25%	.25%	4,617,287	16,763
Advisor B Class	.75%	.25%	2,760,500	2,071,827
Advisor C Class	.75%	.25%	1,328,945	543,531
			$ 11,888,561	$ 2,633,930
Prime:
Daily Money Class	.00%	.25%	$ 12,419,885	$ 69,956
Capital Reserves Class	.25%	.25%	24,151,864	-
			$ 36,571,749	$ 69,956
Tax-Exempt:
Daily Money Class	.00%	.25%	$ 1,441,566	$ 13,950
Capital Reserves Class	.25%	.25%	1,893,328	50,299
			$ 3,334,894	$ 64,249

3. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

	Retained by FDC	|
Treasury
Advisor B Class	$ 2,088,742
Advisor C Class	76,086
Prime
Daily Money Class*	9,321
Tax-Exempt
Daily Money Class*	88

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Treasury - Daily Money Class	$ 2,557,041.20
Treasury - Capital Reserves Class	1,881,984.20
Treasury - Advisor B Class	554,543.20
Treasury - Advisor C Class	267,923.20
	$ 5,261,491
Prime - Daily Money Class	$ 9,985,551.20
Prime - Capital Reserves Class	9,582,049.20
	$ 19,567,600
Tax-Exempt - Daily Money Class	$ 1,142,313.20
Tax-Exempt - Capital Reserves Class	762,922.20
Tax-Exempt - Fidelity Tax-Free Money Market Fund	849,700.20
	$ 2,754,935

3. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. Citibank has entered into a sub-contract with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Treasury
Daily Money Class	.70%	$ 598,614
Capital Reserves Class	.95%	456,160
Advisor B Class	1.45%	132,430
Advisor C Class	1.45%	64,494
Prime
Daily Money Class	.70%	$ 1,303,323
Capital Reserves Class	.95%	1,129,936
Tax-Exempt
Daily Money Class	.70%	$ 230,370
Capital Reserves Class	.95%	164,171
Fidelity Tax-Free Money Market Fund	.45%	180,430

4. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Treasury	$ 1,056
Tax-Exempt	25,463		$ 150,455
Daily Money Class		$ 25,140
Capital Reserves Class		17,608
Fidelity Tax-Free Money Market Fund		23,888

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Treasury
Capital Reserves Class	$ 55,945
Advisor B Class	834,777
Advisor C Class	401,368
Tax-Exempt
Capital Reserves Class	$ 90,253

5. Other Information.

At the end of the period, certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury	1	13%
Prime	1	10%

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Treasury - Daily Money Class	$ 7,138,965	$ 17,591,950
Treasury - Capital Reserves Class	2,847,586	10,712,494
Treasury - Advisor B Class	317,637	1,236,868
Treasury - Advisor C Class	153,473	631,055
Total	$ 10,457,661	$ 30,172,367
Prime - Daily Money Class	$ 32,364,426	$ 73,702,881
Prime - Capital Reserves Class	19,184,274	58,368,456
Total	$ 51,548,700	$ 132,071,337
Tax-Exempt - Daily Money Class	$ 3,003,619	$ 5,709,607
Tax-Exempt - Capital Reserves Class	1,107,661	2,586,863
Tax-Exempt - Fidelity Tax-Free Money Market Fund	3,088,176	1,794,937
Total	$ 7,199,456	$ 10,091,407

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2003	2002
Treasury - Daily Money Class Shares sold	3,474,091,866	4,067,687,445
Reinvestment of distributions	6,704,496	16,224,550
Shares redeemed	(3,702,610,114)	(4,162,463,643)
Net increase(decrease)	(221,813,752)	(78,551,648)
Treasury - Capital Reserves Class Shares sold	3,593,015,400	3,790,334,594
Reinvestment of distributions	1,494,590	4,719,712
Shares redeemed	(3,688,762,237)	(4,007,774,984)
Net increase(decrease)	(94,252,247)	(212,720,678)
Treasury - Advisor B Class Shares sold	170,970,781	313,925,026
Reinvestment of distributions	286,989	1,107,943
Shares redeemed	(243,285,637)	(252,870,525)
Net increase(decrease)	(72,027,867)	62,162,444
Treasury - Advisor C Class Shares sold	166,561,966	287,998,227
Reinvestment of distributions	142,259	580,141
Shares redeemed	(204,695,298)	(247,343,410)
Net increase(decrease)	(37,991,073)	41,234,958

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Years ended October 31,
	2003	2002
Prime - Daily Money Class Shares sold	13,440,779,856	16,460,724,514
Reinvestment of distributions	31,172,005	70,895,648
Shares redeemed	(13,879,066,363)	(16,836,122,699)
Net increase(decrease)	(407,114,502)	(304,502,537)
Prime - Capital Reserves Class Shares sold	21,212,788,405	22,027,500,000
Reinvestment of distributions	18,308,198	54,247,585
Shares redeemed	(21,085,336,491)	(22,617,810,589)
Net increase(decrease)	145,760,112	(536,063,004)
Tax-Exempt - Daily Money Class Shares sold	1,853,775,450	1,765,921,468
Reinvestment of distributions	2,815,675	5,279,156
Shares redeemed	(1,888,927,931)	(1,770,186,674)
Net increase(decrease)	(32,336,806)	1,013,950
Tax-Exempt - Capital Reserves Class Shares sold	1,527,364,608	1,331,555,505
Reinvestment of distributions	1,012,215	2,221,584
Shares redeemed	(1,526,697,720)	(1,264,163,734)
Net increase(decrease)	1,679,103	69,613,355
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	1,520,745,619	755,607,488
Reinvestment of distributions	3,078,430	1,772,305
Shares redeemed	(1,282,948,571)	(581,505,307)
Net increase(decrease)	240,875,478	175,874,486

Annual Report

Report of Independent Auditors

To the Trustees of Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Fund (2001), Prime Fund (2001), and Tax-Exempt Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously,
Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM(2003) and a Vice President of FMR(2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (44)

Year of Election or Appointment: 2001

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Norman U. Lind (47)

Year of Election or Appointment: 2003

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund and other funds advised by FMR. Since joining Fidelity Investments in 1986, Mr. Lind has worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-ANN-1203 360943
1.538749.106

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/03	% of fund's investments 4/30/03	% of fund's investments 10/31/02
0 - 30	73.6	72.2	73.6
31 - 90	8.5	14.8	11.0
91 - 180	4.6	8.8	6.0
181 - 397	13.3	4.2	9.4
Weighted Average Maturity
	10/31/03	4/30/03	10/31/02
Tax-Exempt Fund	51 Days	33 Days	43 Days
All Tax-Free Money Market Funds Average *	48 Days	32 Days	44 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
Variable Rate Demand Notes (VRDNs) 67.9%	Variable Rate Demand Notes (VRDNs) 61.9%
Commercial Paper (including CP Mode) 7.1%	Commercial Paper (including CP Mode) 15.4%
Tender Notes and Bonds 10.1%	Tender Notes and Bonds 5.0%
Municipal Notes 11.2%	Municipal Notes 13.4%
Municipal Bonds 3.0%	Municipal Bonds 2.3%
Net Other Assets 0.7%	Net Other Assets 2.0%

*Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value (Note 1)
Alabama - 1.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.2%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	600,000	600,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,900,000	3,900,000
		14,500,000
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,670,000	4,670,000
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,835,000	5,835,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,160,000	3,160,000
Valdez Marine Term. Rev. Bonds (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (a)	4,100,000	4,103,357
		18,868,357
Arizona - 1.8%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.1% (Liquidity Facility WestLB AG) (a)(c)	1,900,000	1,900,000
Arizona State Univ. Revs. Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series MS 00 208, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	1,287,500	1,287,500
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series PT 1512, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,000,000	$ 1,000,000
Series ROC II R1003, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,020,000	4,020,000
Series SG 03 160, 1.1% (Liquidity Facility Societe Generale) (a)(c)	3,600,000	3,600,000
Series 1997 A, 0.9% 12/15/03, CP	1,600,000	1,600,000
		24,997,500
California - 10.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L11, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	3,300,000	3,300,000
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	27,900,000	27,900,000
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	27,800,000	27,800,000
RAN:
Series A1, 2% 6/23/04, LOC Hsh Nordbank Ag	1,900,000	1,911,303
Series A2, 2% 6/23/04, LOC Citibank NA	3,800,000	3,822,605
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	1,600,000	1,609,518
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	2,500,000	2,514,872
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	3,700,000	3,722,010
Series A6, 2% 6/23/04, LOC Depfa Bank Plc	2,500,000	2,514,872
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.22%, VRDN (a)	2,200,000	2,200,000
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	16,800,000	16,916,600
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.3%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.08% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series PT 1730, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series PT 1855, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,300,000	$ 7,300,000
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 1857, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,700,000	5,700,000
Pleasant Valley School District Participating VRDN Series PT 814, 1.07% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	4,995,000	4,995,000
Redlands Unified School District Participating VRDN Series PT 1891, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,395,000	5,395,000
San Diego Unified School District Participating VRDN Series MS 01 847, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	2,170,000	2,170,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series ROCS RR II R201, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,000,000	2,000,000
Univ. of California Revs. Participating VRDN Series PT 1859, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,685,000	6,685,000
		141,456,780
Colorado - 2.9%
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	3,300,000	3,317,269
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.2%, LOC Bank One NA, Chicago, VRDN (a)	1,000,000	1,000,000
(Catholic Health Initiatives Proj.) Series 2000, 1.1% (Liquidity Facility Bank One NA), VRDN (a)	2,000,000	2,000,000
(Sisters of Charity Leavenworth Proj.) 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,900,000	12,900,000
Colorado Hsg. & Fin. Auth. Bonds Series 2003 B5, 1% 7/1/04	13,700,000	13,700,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.12% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1%, tender 11/5/03 (a)	1,300,000	1,300,000
		41,017,269
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.46%, VRDN (a)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN:
Series MSTC 00 92, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 8,250,000	$ 8,250,000
Series Putters 152, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.06% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
(Defenders of Wildlife Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	2,750,000	2,750,000
		19,120,000
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.1% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	1,100,000	1,100,000
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.1% (Liquidity Facility WestLB AG) (a)(c)	2,640,000	2,640,000
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.1% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,955,000	6,955,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	13,000,000	13,000,000
Series EGL 01 0905, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MS 557, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Series PT 1223, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PT 1902, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,365,000	6,365,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.2% (Liquidity Facility Societe Generale) (a)(c)	11,580,000	11,580,000
Florida Local Govt. Fin. Auth. Rev. Series A:
0.95% 1/16/04, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1% 2/6/04, LOC Wachovia Bank NA, CP	1,930,000	1,930,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.25%, VRDN (a)	2,700,000	2,700,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,695,000	1,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.25%, VRDN (a)	$ 5,400,000	$ 5,400,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1985 D, 1.12%, VRDN (a)	2,800,000	2,800,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.25%, VRDN (a)	2,300,000	2,300,000
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.225%, LOC Wachovia Bank NA, VRDN (a)	2,415,000	2,415,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 A, 0.98% tender 12/1/03, LOC Suntrust Bank, CP mode	5,770,000	5,770,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.15%, LOC Wachovia Bank NA, VRDN (a)	1,500,000	1,500,000
		95,370,000
Georgia - 2.1%
Atlanta Arpt. Rev. Participating VRDN Series PA 1122R, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500,000	2,500,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series SGA 145, 1.14% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.14% (Liquidity Facility Societe Generale) (a)(c)	7,000,000	7,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (a)	1,300,000	1,300,000
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (a)	1,925,000	1,925,000
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	7,200,000	7,200,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 0.95% tender 11/14/03, LOC Landesbank Hessen-Thuringen, CP mode	2,500,000	2,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (a)	1,100,000	1,100,000
		29,525,000
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (a)	1,600,000	1,610,560
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,395,000	$ 2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (a)	2,400,000	2,400,000
		6,405,560
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/04	7,600,000	7,651,206
Illinois - 9.1%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.15% (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.15% tender 3/17/04, CP mode	400,000	400,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.2% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Series PT 1592, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,965,000	5,965,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.13%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	1,000,000	1,000,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.13%, LOC Northern Trust Co., Chicago, VRDN (a)	2,300,000	2,300,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	1,200,000	1,200,000
Series PA 591, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 E1, 1.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,115,000	2,115,000
(Aurora Central Catholic High School Proj.) Series 1994, 1.35%, LOC Allied Irish Banks PLC, VRDN (a)	1,000,000	1,000,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	4,690,000	4,690,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 1,500,000	$ 1,500,000
Series PT 1881, 1.1% (Liquidity Facility WestLB AG) (a)(c)	7,540,000	7,540,000
Series 2003 B, 1.1% (Liquidity Facility Depfa Bank Plc), VRDN (a)	17,400,000	17,400,000
Illinois Health Facilities Auth. Rev.:
Bonds Series MS 98 166, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,700,000	2,700,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.14% (MBIA Insured), VRDN (a)	18,595,000	18,595,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.13% (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
Series EGL 01 1306, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Series Merlots 01 A86, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,785,000	3,785,000
Series Merlots 01 A93, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,680,000	3,680,000
Series Merlots 02 A24, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,990,000	4,990,000
Series SGB 10, 1.12% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Series SGB 19, 1.12% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1620, 1.1% (Liquidity Facility WestLB AG) (a)(c)	3,445,000	3,445,000
Series PT 1655, 1.1% (Liquidity Facility WestLB AG) (a)(c)	3,265,000	3,265,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.45%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,350,000	1,350,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.19%, LOC Bank One NA, Chicago, VRDN (a)	3,215,000	3,215,000
		128,350,000
Indiana - 2.5%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group, Inc. Proj.) Series 2001 A2, 0.98%, tender 7/2/04 (a)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS 853, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,000,000	$ 2,000,000
Indiana Univ. Revs. 0.98% 1/12/04, LOC Bank One NA, Chicago, CP	1,500,000	1,500,000
Indianapolis Arpt. Auth. Rev. Bonds Series A, 5% 7/1/04 (FGIC Insured)	1,360,000	1,395,387
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,595,000	6,595,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,900,000	6,900,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 0.95% tender 12/11/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400,000	2,400,000
Series 1985 L5, 0.95% tender 12/11/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		35,390,387
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.1% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Kentucky - 1.5%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 0.94% tender 12/9/03, LOC PNC Bank NA, Pittsburgh, CP mode	6,100,000	6,100,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.05% tender 12/8/03, CP mode	4,500,000	4,500,000
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds First Series 2001, 5% 2/1/04	4,000,000	4,039,727
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.3% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,400,000	1,400,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.05% tender 11/12/03, CP mode	5,500,000	5,500,000
		21,539,727
Louisiana - 0.3%
Louisiana Gen. Oblig. Participating VRDN Series ROC II R128, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,780,000	3,780,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 3,000,000	$ 3,000,000
Maryland - 1.6%
Anne Arundel County Gen. Oblig. Series A, 0.95% 2/9/04, CP	6,600,000	6,600,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.13% tender 11/17/03, CP mode	1,300,000	1,300,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.12% tender 11/17/03, CP mode	940,000	940,000
Maryland Gen. Oblig. Participating VRDN Series MS 840, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	6,500,000	6,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	5,000,000	5,000,000
Participating VRDN Series MS 829, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,895,000	1,895,000
		22,235,000
Massachusetts - 0.7%
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	5,100,000	5,102,798
Massachusetts Gen. Oblig.:
Bonds Series A, 7.5% 6/1/04 (Escrowed to Maturity) (b)	2,675,000	2,775,258
Series 2001 C, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
		9,878,056
Michigan - 4.8%
Detroit City School District Participating VRDN:
Series PT 1581, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495,000	6,495,000
Series PT 1844, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,000,000	4,000,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,200,000	1,200,000
Series SGB 47, 1.12% (Liquidity Facility Societe Generale) (a)(c)	5,110,000	5,110,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	17,235,000	17,235,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.1% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	$ 6,700,000	$ 6,700,000
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN:
Series PA 1102, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series PT 1769, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 1999, 1.05%, LOC Standard Fed. Bank, VRDN (a)	15,000,000	15,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (a)	2,900,000	2,900,000
1.65%, VRDN (a)	1,700,000	1,700,000
Wyandotte City School District Participating VRDN Series PT 1790, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,930,000	2,930,000
		67,270,000
Minnesota - 2.2%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,840,000	1,840,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	3,100,000	3,100,000
Series ROC II 99 4, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	10,000,000	10,000,000
Minnesota Higher Ed. Facilities Auth. Rev. (Saint Olaf College Proj.) Series 5M1, 1.15%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	2,000,000	2,000,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (a)	2,350,000	2,350,000
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,115,000	5,115,000
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,080,000	7,080,000
		31,485,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - 1.1%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,875,000	$ 6,875,000
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.93%, VRDN (a)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 1.3% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,825,000	2,825,000
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,300,000	1,300,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
		15,100,000
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	1,500,000	1,502,400
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
		3,502,400
Nevada - 0.2%
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.12% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1% tender 12/9/03, CP mode	3,500,000	3,500,000
New Hampshire Gen. Oblig. 0.95% 11/6/03, CP	1,700,000	1,700,000
		5,200,000
New Jersey - 1.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1751, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000,000	3,000,000
Series PT 765, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000,000	20,000,000
		23,000,000
New Mexico - 0.1%
New Mexico Gen. Oblig. TRAN 2% 6/30/04	1,200,000	1,208,085
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - 4.6%
Battery Park City Auth. Rev. Participating VRDN Series MS 865, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,500,000	$ 3,500,000
New York City Gen. Oblig. RAN Series A, 2% 4/15/04	24,900,000	25,018,896
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series MS 01 687, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Series 1, 0.9% 11/7/03 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	4,800,000	4,800,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series MSDW 00 319, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	3,760,000	3,760,000
BAN 2.5% 11/6/03	17,900,000	17,902,515
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	4,100,000	4,100,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.08% (Liquidity Facility Morgan Stanley) (a)(c)	1,460,000	1,460,000
		65,541,411
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.25% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,400,000	1,400,000
North Carolina - 1.1%
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 0.94% 12/16/03, CP	2,100,000	2,100,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.08%, LOC Wachovia Bank NA, VRDN (a)	5,800,000	5,800,000
Univ. of North Carolina at Chapel Hill Rev. 0.92% 11/6/03, CP	2,700,000	2,700,000
Wake County Gen. Oblig. Bonds Series 2003 C, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (a)	5,000,000	5,013,570
		15,613,570
Ohio - 2.0%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.13%, LOC Nat'l. City Bank, VRDN (a)	8,100,000	8,100,000
Fairfield County Gen. Oblig. BAN 1.75% 4/15/04	2,150,000	2,155,775
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.15%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,660,000	6,660,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.08% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 3,295,000	$ 3,295,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	900,000	900,000
Series 1997, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,500,000	3,500,000
Ohio Univ. Gen. Receipts Rev. Bonds 0.95% tender 3/11/04, CP mode	3,200,000	3,200,000
		27,810,775
Oklahoma - 1.0%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.08% (AMBAC Insured), VRDN (a)	13,700,000	13,700,000
Oregon - 1.9%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Oregon Gen. Oblig. TAN 2.25% 11/15/04	10,500,000	10,627,271
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.25% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,300,000	4,300,000
Umatilla County School District #8R Hermiston Bonds Series Putters 259, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,945,000	5,945,000
		27,372,271
Pennsylvania - 5.5%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 2.5% 6/15/04	3,025,000	3,046,355
(Presbyterian Univ. Health Sys. Proj.) Series 1990 D, 1.1% (MBIA Insured), VRDN (a)	7,700,000	7,700,000
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,900,000	2,900,000
Allegheny County Port Auth. Bonds 2% 6/30/04, LOC PNC Bank NA, Pittsburgh	5,400,000	5,437,093
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.1%, LOC Allied Irish Banks PLC, VRDN (a)	$ 5,100,000	$ 5,100,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400,000	2,400,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.14% (Liquidity Facility Societe Generale) (a)(c)	5,700,000	5,700,000
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.08%, LOC Wachovia Bank NA, VRDN (a)	2,900,000	2,900,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R88, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,140,000	4,140,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Muhlenberg College Proj.) Series 1999 D5, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (a)	2,500,000	2,500,000
(King's College Proj.) Series 2001 H6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,900,000	4,900,000
(Waynesburg College Proj.) Series 1997, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,700,000	1,700,000
Pennsylvania State Pub. School Bldg. Auth. School Rev. Participating VRDN Series Putters 371Z, 1.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,720,000	1,720,000
Philadelphia Gas Works Rev. Series 2002 D, 1.1% 11/7/03, LOC JPMorgan Chase Bank, CP	2,150,000	2,150,000
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	2,300,000	2,315,357
Philadelphia Wtr. & Wastewtr. Rev. Bonds 5.15% 6/15/04 (FGIC Insured)	4,450,000	4,561,194
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,250,000	9,250,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MS 00 506, 1.1% (Liquidity Facility Morgan Stanley) (a)(c)	5,062,500	5,062,500
		77,882,499
South Carolina - 0.8%
Charleston County School District TAN 1.25% 4/14/04	2,000,000	2,002,757
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.1%, LOC Bank of America NA, VRDN (a)	$ 6,450,000	$ 6,450,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 11/5/03, CP mode	2,500,000	2,500,000
		10,952,757
South Dakota - 0.3%
Sioux Falls Sales Tax Rev. Bonds 5.45% 11/15/14 (Pre-Refunded to 11/15/03 @ 102) (b)	3,700,000	3,779,573
Tennessee - 0.8%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,900,000	2,900,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,100,000	2,100,000
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	4,200,000	4,200,000
Shelby County Gen. Oblig. TAN 2% 6/30/04	2,000,000	2,013,742
		11,213,742
Texas - 15.9%
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.25% tender 11/7/03, CP mode	3,500,000	3,500,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,745,000	5,745,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 0.9% 12/5/03, CP	1,900,000	1,900,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.14% (Liquidity Facility Societe Generale) (a)(c)	4,000,000	4,000,000
El Paso Wtr. & Swr. Rev. Series A, 1% 1/5/04 (Liquidity Facility JPMorgan Chase Bank), CP	3,000,000	3,000,000
Granbury Independent School District Participating VRDN Series SG 129, 1.1% (Liquidity Facility Societe Generale) (a)(c)	4,815,000	4,815,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 6,900,000	$ 6,900,000
Series MSTC 01 126 Class A, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	26,000,000	26,000,000
Series A1, 0.9% 12/3/03, CP	2,500,000	2,500,000
Harris County Hosp. District Mtg. Rev. Series 2000 A, 0.93% 12/3/03, LOC Landesbank Hessen-Thuringen, CP	3,251,000	3,251,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Series SG 03 161, 1.12% (Liquidity Facility Societe Generale) (a)(c)	1,400,000	1,400,000
Houston Gen. Oblig. Bonds Series ROC II R242, 1.1%, tender 4/22/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	3,875,000	3,875,000
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (a)	5,800,000	5,798,981
Hunt Memorial Hosp. District Rev. Series 1998, 1.1% (FSA Insured), VRDN (a)	4,770,000	4,770,000
Lewisville Independent School District Participating VRDN Series SGA 134, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,290,000	1,290,000
Northside Independent School District Participating VRDN Series EGL 03 40, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,205,000	5,205,000
Pearland Independent School District Participating VRDN Series SG 106, 1.1% (Liquidity Facility Societe Generale) (a)(c)	500,000	500,000
Plano Independent School District Participating VRDN Series SGA 128, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,680,000	1,680,000
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.12% (Liquidity Facility Societe Generale) (a)(c)	1,250,000	1,250,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.14% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	9,995,000	9,995,000
Series SG 101, 1.1% (Liquidity Facility Societe Generale) (a)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Participating VRDN:
Series SG 104, 1.1% (Liquidity Facility Societe Generale) (a)(c)	$ 12,250,000	$ 12,250,000
Series SG 105, 1.1% (Liquidity Facility Societe Generale) (a)(c)	11,700,000	11,700,000
Series A, 0.95% 11/4/03, CP	2,300,000	2,300,000
1.15% (Liquidity Facility Bank of America NA), VRDN (a)	14,175,000	14,175,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,000,000	1,000,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	3,300,000	3,300,000
Texas Gen. Oblig.:
Participating VRDN Series EGL 03 26, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	2,400,000	2,400,000
TRAN 2% 8/31/04	36,200,000	36,451,520
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	4,500,000	4,500,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.2% (Liquidity Facility Societe Generale) (a)(c)	10,000,000	10,000,000
Univ. of Texas Univ. Revs. Series 2002 A, 0.9% 12/15/03, CP	2,000,000	2,000,000
		223,456,501
Utah - 2.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	16,495,000	16,495,000
Participating VRDN:
Series EGL 96 C4402 Class A, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series MS 00 409, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,535,000	1,535,000
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.09%, LOC Bank One NA, Chicago, VRDN (a)	3,830,000	3,830,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Utah - continued
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 2,490,000	$ 2,490,000
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,175,000	5,175,000
		33,525,000
Vermont - 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.08%, LOC Suntrust Bank, VRDN (a)	5,000,000	5,000,000
Virginia - 2.0%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,600,000	1,600,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.2% (FSA Insured), VRDN (a)	7,325,000	7,325,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 1.05%, LOC Suntrust Bank, VRDN (a)	7,000,000	7,000,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 1984, 1.17% tender 11/13/03, CP mode	1,000,000	1,000,000
(Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.12% tender 12/12/03, CP mode	1,000,000	1,000,000
1.2% tender 11/17/03, CP mode	4,000,000	4,000,000
1.2% tender 11/21/03, CP mode	4,000,000	4,000,000
Series 1987, 1.12% tender 12/12/03, CP mode	500,000	500,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	2,300,000	2,300,000
		28,725,000
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,795,000	9,795,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.1% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	7,000,000	7,000,000
Series ROC II R152, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,230,000	2,230,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,350,000	$ 5,350,000
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. RAN 2.5% 11/21/03	1,000,000	1,000,540
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	1,100,000	1,100,823
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.1% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 1.14% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 1.14% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 1.12% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 1.12% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	2,830,000	2,830,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Participating VRDN Series PT 1671, 1.13% (Liquidity Facility WestLB AG) (a)(c)	5,800,000	5,800,000
		57,361,363
Wisconsin - 0.9%
Milwaukee Swr. Rev. Participating VRDN Series ROCS RR II R4500, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,600,000	3,600,000
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.32%, VRDN (a)	7,600,000	7,600,000
Wisconsin Trans. Rev. Series 1997 A, 0.95% 2/9/04, CP	2,000,000	2,000,000
		13,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 0.2%
Wyoming Ed. Fund RAN 1.5% 6/29/04	$ 3,100,000	$ 3,110,683
TOTAL INVESTMENT PORTFOLIO - 99.3%		1,398,595,472
NET OTHER ASSETS - 0.7%		10,253,192
NET ASSETS - 100%		$ 1,408,848,664
Total Cost for Income Tax Purposes $ 1,398,595,472
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona State Univ. Revs. Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	4/4/02	$ 1,295,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L11, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 3,300,000
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 27,900,000
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 27,800,000
Security	Acquisition Date	Cost
Houston Gen. Oblig. Bonds Series ROC II R242, 1.1%, tender 4/22/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/22/03	$ 3,875,000
Illinois Health Facilities Auth. Rev. Bonds Series MS 98 166, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	6/5/02	$ 2,700,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/10/03	$ 16,495,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	6/4/03	$ 5,000,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Bonds Series MS 00 208, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	12/5/02 - 7/10/03	$ 1,287,500
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
Security	Acquisition Date	Cost
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03 - 8/22/03	$ 4,500,000
Umatilla County School District #8R Hermiston Bonds Series Putters 259, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	6/4/02	$ 5,945,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,497,500 or 7.2% of net assets.

Income Tax Information
The fund hereby designates approximately $385,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended October 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,398,595,472
Cash		2,885,622
Receivable for fund shares sold		17,805,397
Interest receivable		4,467,992
Prepaid expenses		7,403
Receivable from investment adviser for expense reductions		32,946
Other receivables		6,427
Total assets		1,423,801,259

Liabilities
Payable for fund shares redeemed	$ 14,097,435
Distributions payable	12,456
Accrued management fee	298,693
Distribution fees payable	276,664
Other payables and accrued expenses	267,347
Total liabilities		14,952,595

Net Assets		$ 1,408,848,664
Net Assets consist of:
Paid in capital		$ 1,408,221,826
Accumulated net realized gain (loss) on investments		626,838
Net Assets		$ 1,408,848,664

Daily Money: Net Asset Value, offering price and redemption price per share ($544,286,175 ÷ 543,972,773 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($369,255,295 ÷ 368,988,911 shares)		$ 1.00

Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($495,307,194 ÷ 495,101,954 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 16,370,653

Expenses
Management fee	$ 3,429,344
Transfer agent fees	2,754,935
Distribution fees	3,334,894
Accounting fees and expenses	190,618
Non-interested trustees' compensation	5,652
Custodian fees and expenses	25,463
Registration fees	284,028
Audit	47,966
Legal	4,746
Miscellaneous	1,329
Total expenses before reductions	10,078,975
Expense reductions	(907,778)	9,171,197
Net investment income		7,199,456
Net realized gain (loss) on investment securities		626,838
Net increase in net assets resulting from operations		$ 7,826,294

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,199,456	$ 10,091,407
Net realized gain (loss)	626,838	276,216
Net increase (decrease) in net assets resulting from operations	7,826,294	10,367,623
Distributions to shareholders from net investment income	(7,199,456)	(10,091,407)
Share transactions - net increase (decrease)	210,217,775	246,501,791
Total increase (decrease) in net assets	210,844,613	246,778,007

Net Assets
Beginning of period	1,198,004,051	951,226,044
End of period	$ 1,408,848,664	$ 1,198,004,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.010	.026	.034	.026
Distributions from net investment income	(.005)	(.010)	(.026)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.52%	.98%	2.66%	3.47%	2.65%
Ratios to Average Net Assets B
Expenses before expense reductions	.74%	.73%	.77%	.77%	.79%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.68%	.66%	.67%	.69%	.65%
Net investment income	.52%	.98%	2.59%	3.41%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 544	$ 576	$ 575	$ 467	$ 503

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.024	.032	.024
Distributions from net investment income	(.003)	(.007)	(.024)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.30%	.72%	2.40%	3.21%	2.40%
Ratios to Average Net Assets B
Expenses before expense reductions	.99%	.98%	1.02%	1.02%	1.04%
Expenses net of voluntary waivers, if any	.93%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.91%	.91%	.92%	.94%	.90%
Net investment income	.29%	.72%	2.33%	3.16%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 367	$ 298	$ 221	$ 170

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax-Free Money Market Fund

Years ended October 31,	2003	2002	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.012	.008
Distributions from net investment income	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.78%	1.21%	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.53% A
Expenses net of voluntary waivers, if any	.45%	.45%	.45% A
Expenses net of all reductions	.43%	.41%	.42% A
Net investment income	.74%	1.17%	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Note Purchase Agreements. The fund, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund is committed to purchase up to $3,100,000 worth of notes with a fixed coupon of 1.25%, maturing on August 31, 2004. Payment for the notes is not required and interest does not accrue until their delivery date. The obligation of the fund to purchase these notes is subject to conditions of no material adverse changes in the credit quality of the issuer. The issuer can submit a request to the fund to purchase up to the maximum principal amount of the note or less. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 1,441,566	$ 13,950
Capital Reserves Class	.25%	.25%	1,893,328	50,299
			$ 3,334,894	$ 64,249

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained $88 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Daily Money Class	$ 1,142,313.20
Capital Reserves Class	762,922.20
Fidelity Tax-Free Money Market Fund	849,700.20
	$ 2,754,935

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Daily Money Class	.70%	$ 230,370
Capital Reserves Class	.95%	164,171
Fidelity Tax-Free Money Market Fund	.45%	180,430

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Tax-Exempt	$ 25,463		$ 150,455
Daily Money Class		$ 25,140
Capital Reserves Class		17,608
Fidelity Tax-Free Money Market Fund		23,888

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Capital Reserves Class	$ 90,253

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Daily Money Class	$ 3,003,619	$ 5,709,607
Capital Reserves Class	1,107,661	2,586,863
Fidelity Tax-Free Money Market Fund	3,088,176	1,794,937
Total	$ 7,199,456	$ 10,091,407

Annual Report

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2003	2002
Daily Money Class Shares sold	1,853,775,450	1,765,921,468
Reinvestment of distributions	2,815,675	5,279,156
Shares redeemed	(1,888,927,931)	(1,770,186,674)
Net increase (decrease)	(32,336,806)	1,013,950
Capital Reserves Class Shares sold	1,527,364,608	1,331,555,505
Reinvestment of distributions	1,012,215	2,221,584
Shares redeemed	(1,526,697,720)	(1,264,163,734)
Net increase (decrease)	1,679,103	69,613,355
Tax-Free Money Market Fund Shares sold	1,520,745,619	755,607,488
Reinvestment of distributions	3,078,430	1,772,305
Shares redeemed	(1,282,948,571)	(581,505,307)
Net increase (decrease)	240,875,478	175,874,486

Annual Report

Report of Independent Auditors

To the Trustees of Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Newbury Street Trust) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norm U. Lind (47)
Year of Election or Appointment: 2003 Vice President of the fund and other funds advised by FMR. Since joining Fidelity Investments in 1986, Mr. Lind has worked as a research analyst and manager.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of the fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-UANN-1203
1.784782.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2003, the Newbury Street Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Newbury Street Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 19, 2003